Fair Value Measurements	3 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Fair Value Measurements

12. Fair Value Measurements

The Company uses the hierarchy prescribed in ASC 820, Fair Value Measurements, for fair value measurements, based on the available inputs to the valuation and the degree to which they are observable or not observable in the market.

The three levels of the hierarchy are as follows:

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Level 1 Inputs—Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date,
•
Level 2 Inputs—Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability if it has a specified or contractual term, and
•
Level 3 Inputs—Unobservable inputs for the asset or liability used to measure fair value allowing for inputs reflecting the Company’s assumptions about what other market participants would use in pricing the asset or liability, including assumptions about risk.

The fair value hierarchy of financial instruments measured at fair value as of March 31, 2026 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Contingent consideration receivable	-	-	4,005
Derivative financial assets	-	372	-
	$-	$372	$4,005
Financial liabilities measured at fair value:
Derivative financial liabilities	-	10	-
Liability for share-based compensation (1)	-	-	2,428
	$-	$10	$2,428

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2025 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Contingent consideration receivable	-	-	4,810
Derivative financial asset	-	597	-
	$-	$597	$4,810
Financial liabilities measured at fair value:
Derivative financial liabilities	-	858	-
Liability for share-based compensation (1)	-	-	2,428
	$-	$858	$2,428

(1)
As of March 31, 2026 and December 31, 2025, the liability for share-based compensation relates to awards modified in connection with the Transaction (Note 10).

There were no transfers between levels during the three months ended March 31, 2026 and 2025. A reconciliation of the movements in level 3 financial instruments in the period are described in Note 9 and 10. The valuation techniques and significant unobservable inputs used in determining the fair value measurement of Level 3 financial instruments are set out in the table below.

Financial instrument	Valuation technique used	Significant unobservable inputs
Contingent consideration receivable	Discounted cashflow	Discount rate of 15%
Liability for share-based compensation	Market and income approach	Discount rate of 16.5%

The Company considers that the carrying value of cash and cash equivalents, customer accounts and other restricted cash, accounts receivable, settlement receivables, prepaid expenses and other assets, accounts payable and accrued expenses, and liabilities to customers and merchants approximate fair value given the short-term nature of these items. As of March 31, 2026, the fair value (a Level 2 measurement) of the Company's debt was $2,246,380 based on market yields for similar debt facilities and observable trading data related to the Company’s debt securities.